SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  JUNE 1999

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		           Approx Asset
Date	         Number    Price   Value or Approx        Seller
Each   Ident   Shrs      Per      Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share   at Time of Purch       Broker

6-1     GF     6800    11.875        14.31	      Weeden & Co.
6-2    " "    14700    11.8776       14.25              " "
6-3    " "     5000    12.12         14.33              " "
6-4    " "    14700    12.0625       14.28		  " "
6-7    " "    13000    12.0615       14.37              " "
6-8    " "    13000    12.0976       14.59              " "
6-9    " "    12000    12.3542       14.67              " "
6-10   " "    12000    12.0943       14.72              " "
6-11   " "    12000    12.1875       14.71              " "
6-15   " "    14900    12.1955       14.41              " "
6-16   " "    14000    12.3080       14.27              " "
6-17   " "    12300    12.2282       14.35              " "
6-21   " "    13300    12.2227       14.55              " "
6-22   " "    13000    12.0414       14.49              " "
6-23   " "    12000    11.9693       14.42              " "
6-25   " "    10300    11.7700       14.58              " "
6-28   " "    10700    11.8914       14.56              " "
6-29   " "    13000    12.00         14.60              " "

The New Germany Fund, Inc.
    (Name of Registrant)
By Laura Weber - Assistant Treasurer
Date of Statement          7/12/99